Restricted Stock Units Award Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	980	1,111	1,254
Granted	394	395	389
Vested	(359)	(415)	(425)
Forfeited	(108)	(111)	(107)
Outstanding as of December 31,	907	980	1,111